Employee Defined Benefit Obligations - Summary of Major Categories of Plan Assets, Measured at Fair Value (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value of plan assets [Line Items]
Cash and cash equivalents	$ 7.6	$ 3.3
Fair value of the plan assets	519.3	448.8
Quoted prices in active markets for identical items [member]
Disclosure of fair value of plan assets [Line Items]
Corporate bonds and fixed income	73.3	57.5
Equities	163.4	138.1
Pooled fund liability-driven investments	13.2	15.5
Property funds	14.4	10.6
Unquoted investment [member]
Disclosure of fair value of plan assets [Line Items]
Annuity policies	123.2	110.8
Equities and property	85.0	80.2
Corporate bonds and fixed income	29.9	19.2
Cash and cash equivalents	$ 9.3	$ 13.6